SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

Deutsche Bond VIP
The following information replaces the existing disclosure contained under the “Portfolio Manager(s)” sub-heading of the “MANAGEMENT” section of the summary section of the fund’s prospectus.
Portfolio Manager(s)
Thomas M. Farina, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2016.
Gregory M. Staples, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2016.
Kelly L. Beam, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2018.
The following information replaces the existing similar disclosure relating to the fund contained under the “MANAGEMENT” sub-heading of the “Fund Details” section of the fund’s prospectus:
Thomas M. Farina, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2016.
■	Joined Deutsche Asset Management in 2006 with 12 years of industry experience. Prior to joining, he held roles at Merrill Lynch Investment Management, Greenwich NatWest and at DnB Asset Management. He began his career as a Ratings Analyst at Standard & Poor’s.
■	Senior Portfolio Manager and Head of the Corporate Sector Fixed Income Team: New York.
■	BA and MA in Economics, State University of New York at Albany.
Gregory M. Staples, CFA, Managing Director. Portfolio Manager of the fund. Began managing the fund in 2016.
■	Joined Deutsche Asset Management in 2005 with 23 years of industry experience. Prior to joining, he served as a Senior Managing Director at MONY.
■	Co-Head of Fixed Income for North America: New York.
■	BA in Economics, Columbia College; MBA, New York University, Stern School of Business.
Kelly L. Beam, CFA, Director. Portfolio Manager of the fund. Began managing the fund in 2018.
■	Joined Deutsche Asset Management in 1999. Prior to her current role, she served as a senior corporate bond trader. She also served in Investment Support for Stable Value, Specialty Fixed Income and Global Insurance.
■	Fixed Income Portfolio Manager: New York.
■	BS in Finance, Lehigh University; MBA, Fordham University.

Please Retain This Supplement for Future Reference
February 12, 2018
PROSTKR-1001